Accounts Receivable - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 174,075	$ 89,637
Less: allowance for expected credit losses	(6,598)	(3,055)
Total accounts receivable, net	$ 167,477	$ 86,582